Schedule of segment (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue			£ 578	£ 180	£ 312
Total revenue	£ 468	£ 401	578	343	674
Other income	16	31	24	12	15
Research and development costs	2,413	2,010	4,654	6,068	7,843
Administrative costs	1,849	1,656	2,946	4,958	3,841
Depreciation	96	117	213	1,089	979
Loss from operations	(3,778)	(3,234)	(6,998)	(23,040)	(11,318)
Finance income	404		936	1	492
Finance expense	24	156	44	431	97
Loss before tax	(3,398)	(3,390)	(6,106)	(23,470)	(10,923)
Taxation	(337)	(236)	646	1,281	1,785
Loss from continuing operations			(5,460)	(22,189)	(9,138)
Depreciation				1,207
Grant revenue				163	362
Impairment				12,369
Loss for the year	(3,061)	(3,154)	(5,460)	(22,189)	(10,085)
Administrative costs				10
Research and development costs	(2,413)	(2,010)	(4,654)	(6,068)	(7,843)
Distribution costs, sales and marketing					(323)
Administrative costs	(1,849)	(1,656)	(2,946)	(4,958)	(3,841)
Depreciation	(96)	(117)	(213)	(1,089)	(979)
Finance expense	£ (24)	£ (156)	(44)	(431)	(97)
Loss from discontinued operations					(947)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue					312
Total revenue					674
Other income					15
Research and development costs				2,820	6,624
Administrative costs				1,146	3,775
Depreciation					1,282
Loss from operations				(3,803)	(12,265)
Finance income					492
Finance expense				11	97
Loss before tax				(3,814)	(11,870)
Taxation				21	1,785
Loss from continuing operations				(3,835)	(9,138)
Grant revenue				163	362
Amortisation					(3)
Loss for the year					(10,085)
Research and development costs				(2,820)	(6,624)
Distribution costs, sales and marketing					(323)
Administrative costs				(1,146)	(3,775)
Loss from discontinued operations, net of tax					(947)
Depreciation					(1,282)
Finance expense				(11)	(97)
Loss from discontinued operations					(947)
Pipeline R&D [Member]
IfrsStatementLineItems [Line Items]
Loss from continuing operations			(5,460)
Pipeline R&D [Member]
IfrsStatementLineItems [Line Items]
Revenue			578	180	312
Total revenue			578	343	674
Other income			24	12	15
Research and development costs			(4,291)	(4,886)	6,624
Administrative costs			(2,906)	(4,923)	3,775
Depreciation			(403)	(1,207)	1,282
Loss from operations			(6,998)	(23,040)	(11,318)
Finance income			936	1	492
Finance expense			(44)	(431)	97
Loss before tax			(6,106)	(23,470)	(10,923)
Taxation			646	1,281	1,785
Research and development costs			363
Administrative costs			40	33
Depreciation			403
Grant revenue				163	362
Amortisation				(10)	(3)
Impairment				(12,369)
Loss for the year				(22,189)	(9,138)
Research and development costs				1,174
Research and development costs				8
Administrative costs				2
Research and development costs			4,291	4,886	(6,624)
Distribution costs, sales and marketing					(323)
Administrative costs			2,906	4,923	(3,775)
Loss from discontinued operations, net of tax
Depreciation			403	1,207	(1,282)
Finance expense			£ 44	£ 431	(97)
Commercial [Member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue
Total revenue
Other income
Research and development costs					(0)
Administrative costs
Depreciation
Loss from operations					(947)
Finance income
Finance expense
Loss before tax					(947)
Taxation
Grant revenue
Amortisation
Loss for the year					(947)
Research and development costs					0
Distribution costs, sales and marketing
Administrative costs
Loss from discontinued operations, net of tax					(947)
Depreciation
Finance expense